Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject to Demand			Assets That Were Repurchased or Replaced
(a)	(b)	(c)	(#) (d)	($) (e)	(% of principal balance) (f)	(#) (g)	($) (h)	(% of principal balance) (i)	(#) (j)	($) (k)	(% of principal balance) (l)
Asset Class: Commercial mortgages
JPMBB Commercial Mortgage Securities Trust 2014-C21 CIK# 0001610796	X	MC-Five Mile Commercial Mortgage Finance LLC	12	109,842,327.29	8.80	1	6,676,513.01	0.54	0	0	0
Total			12		8.80	1	6,676,513.01	0.54	0	0	0

Name of Issuing Entity	Assets Pending Repurchases or Replacement (due to expired cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected			Footnote
(a)	(#) (m)	($) (n)	(% of principal balance) (o)	(#) (p)	($) (q)	(% of principal balance) (r)	(#) (s)	($) (t)	(% of principal balance) (u)	(#) (v)	($) (w)	(% of principal balance) (x)
Asset Class: Commercial mortgages
JPMBB Commercial Mortgage Securities Trust 2014-C21 CIK# 0001610796	0	0	0	1	6,676,513.01	0.54	0	0	0	0	0	0	(1)
Total	0	0	0	1	6,676,513.01	0.54	0	0	0	0	0	0

(1)
Midland Loan Services, a Division of PNC Bank, National Association ("Special Servicer"), as special servicer for Wilmington Trust, National Association ("Trustee"), as trustee for the registered holders of the JPMBB Commercial Mortgage Securities Trust, 2014-C21, Commercial Mortgage Pass-Through Certificates, Series 2014-C21, sent a letter (the "Letter") dated November 20, 2015 to, among other parties, MC-Five Mile Commercial Mortgage Finance LLC ("MC-Five"), asserting a breach of the securitization representation(s) with respect to the mortgage loan known as the Lockport Loan (the "Lockport Loan") made by MC-Five due to the failure by Lockport Professional Park Realty LLC to establish a lockbox account on or before June 30, 2014 in accordance with that certain letter agreement dated June 12, 2014.  The Special Servicer requested that the breach be cured within 90 days of the Letter. MC-Five has not admitted an actual representation breach. On February 16, 2016, MC-Five requested a 90 day extension to allow the parties to continue working towards a satisfactory resolution for all parties.

On November 20, 2016, the Trustee served a repurchase demand on MC-Five relating to the Lockport Loan.  MC-Five disputed that there was any obligation to repurchase the Lockport Loan.  On July 6, 2016, the Trustee filed a complaint in the Supreme Court of the State of New York, County of New York, seeking to compel MC-Five to repurchase the Lockport Loan.  MC-Five has answered the complaint and maintains its position that there is no obligation to repurchase the Lockport Loan.  Discovery is just starting in this action.